DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the Tucson Electric Power Company 401(k) Plan (the Plan) provides only general information. Participants should refer to the Summary Plan Description and Plan document for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan originally effective in 1985. The Plan has been amended to comply with tax legislation and most recently restated effective January 1, 2022. All regular employees of Tucson Electric Power Company (Plan Sponsor) and participating subsidiaries of UNS Energy Corporation (UNS Electric, Inc. and UNS Gas, Inc.), the parent company of the Plan Sponsor (collectively, the Company), who are employed by the Company on or after January 1, 1985, are eligible to participate. Except as noted in Contributions below, student interns who meet certain service hour requirements are eligible to participate. UNS Energy is an indirect wholly-owned subsidiary of Fortis Inc. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA) and the Internal Revenue Code (IRC), as amended.
Administration
The Company’s Pension Committee (the Plan Administrator), comprised of three or more employees, administers the Plan. Fidelity Management Trust Company (the Trustee) serves as Trustee of all Plan investments. Fidelity Workplace Services LLC serves as recordkeeper for the Plan.
Contributions
The Plan includes a salary deferral arrangement allowed under Section 401(k) of the IRC. Through May 31, 2025, eligible participants were permitted to elect up to 25% (50% for participants employed by UNS Electric, Inc. or UNS Gas, Inc.) of their compensation to be contributed as pre-tax 401(k) contributions to the Plan. Effective June 1, 2025, the salary deferral limit increased to 75% for all unclassified and certain classified employees. Participants who have attained age 50 before the end of the taxable year are eligible to make catch-up contributions. Participants are permitted to elect Roth (after-tax) contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollover). Contributions are subject to certain Internal Revenue Service (IRS) limitations.
Participants direct the investment of contributions into various investment options offered by the Plan. The Plan permits participants to direct up to 20% of their compensation deferral contributions into the Fortis Inc. common stock fund. Participants cannot contribute to the common stock fund if the contribution will increase the balance of common stock to greater than 20% of their account balance.
The Plan includes an auto-enrollment provision whereby all newly eligible employees, except those under certain collective bargaining agreements, are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 3% of eligible compensation on a pre-tax basis and their contributions invested in a designated balanced fund until changed by the participant.
The Company may, at its discretion, make matching contributions to each participant’s account in an amount equal to a percentage of the participant’s compensation as defined by the Plan for that payroll period subject to certain limitations, including the amount contributed to the Plan. For the Plan year ended December 31, 2025, the Company made matching contributions to all unclassified employees of 100% of employee deferrals up to 4.5% of eligible compensation and per applicable collective bargaining agreements for classified employees. For the Plan year ended December 31, 2024, the Company made matching contributions: (i) to Tucson Electric Power Company unclassified employees of 100% of employee deferrals up to 4.5% of eligible compensation; (ii) to UNS Gas, Inc. and UNS Electric, Inc. unclassified employees of 50% of employee deferrals up to 6% of eligible compensation; and (iii) per applicable collective bargaining agreements for classified employees.
In 2025, the Plan was amended to require the Company to make non-elective employer contributions for newly hired or rehired employees, excluding student interns, equal to 6% of the eligible participant's compensation and to allow the Company to make discretionary matching contributions of 100% of employee deferrals up to 4.5% of eligible compensation. This amendment was effective January 1, 2025, for unclassified and certain classified employees and June 1, 2025, for certain additional classified employees.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, the Company’s matching and non-elective contributions, and an allocation of Plan earnings or losses. Allocations are based on participant earnings, account balances, or participant transactions, as defined.
Vesting
Participants are 100% vested immediately in their contributions and the Company's matching and non-elective contributions, plus actual earnings thereon.
Notes Receivable from Participants
Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Note terms may not exceed five years, except notes used to purchase a principal residence, which may have a term up to 15 years. Note repayments are made every two weeks through payroll deductions and are considered to be in default if all payments are not made for any three-month period. When a participant fails to repay a note in full, the value of the participant’s account is immediately reduced by the amount of unpaid principal and interest and/or any distribution is reduced by the amount of the remaining unpaid principal and interest. Each note is secured by the balance of the participant’s account and bears a fixed rate of interest of the prime rate at note origination plus 2.00%.
Benefit Payments
Upon termination of service, death, disability, or retirement, a participant may elect to receive the value of the vested interest in his or her account in the form of a lump sum distribution. The Plan allows installment payments to participants upon severance of employment after age 55 or upon severance of employment prior to age 55 for participants that have attained age 59½ at the time of the distribution request. The Plan allows for in-service distributions when a participant reaches age 59½, as well as hardship distributions subject to Plan provisions. The Plan also allows participants to withdraw any amount from their rollover account at any time. If a participant terminates employment and the participant’s account balance does not exceed $1,000, the Plan Administrator will authorize the benefit payment without the participant’s consent.
Hardship Withdrawals
Participants may withdraw the vested portion of their individual account balance in the event of financial hardship due to an immediate and heavy financial need as defined in the Plan document.
New Accounting Standards Issued and Not Yet Adopted
New authoritative accounting guidance issued by the Financial Accounting Standards Board was assessed and either determined to not be applicable or is expected to have an insignificant impact on the Plan and disclosures.